UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Semi-annual distribution periods from
February 15, 2006 to August 15, 2006
August 15, 2006 to February 15, 2007
February 15, 2007 to August 15, 2007
August 15, 2007 to February 15, 2008
February 15, 2008 to August 15, 2008
August 15, 2008 to February 17, 2009
February 17, 2009 to August 17, 2009
August 17, 2009 to February 16, 2010
February 17, 2010 to August 16, 2010
August 16, 2010 to February 15, 2011
February 15, 2011 to August 15, 2011

Commission File Number of issuing entity: 333-101155-29

MS Structured TILES Series 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

84-6392593
(I.R.S. Employer Identification No.)

Attention: Joshua Schanzer 1585 Broadway, 3rd Floor New York, NY	10036
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-761-2904
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A Units	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

This amendment on Form 10-D/A amends and supersedes Exhibit 99.1 to each of the following:

Form 10-D previously filed on 8/29/2006 (accession no. 0001136999-06-000968), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 2/28/2007 (accession no. 0001136999-07-000405), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 8/22/2007 (accession no. 0001136999-07-001209), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 2/29/2008 (accession no. 0001136999-08-000253), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 8/27/2008 (accession no. 0001136999-08-000654), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 3/2/2009 (accession no. 0001136999-09-000055), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 8/19/2009 (accession no. 0001136999-09-000143), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 3/1/2010 (accession no. 0001136999-10-000034), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 8/17/2010 (accession no. 0001136999-10-000100), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 2/25/2011 (accession no. 0001136999-11-000074), which was revised on August 29, 2011 and attached hereto.

Form 10-D previously filed on 8/25/2011 (accession no. 0001136999-11-000161), which was revised on August 30, 2011 and attached hereto.

This amendment provides updated distribution and Pool Performance information for the periods covered by the above referenced reports.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(b) Exhibits

(Exhibit No. Description)
99.1 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 15, 2006.
99.2 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on February 15, 2007.
99.3 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 15, 2007.
99.4 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on February 15, 2008.
99.5 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 15, 2008.
99.6 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on February 17, 2009.
99.7 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 17, 2009.
99.8 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on February 16, 2010.
99.9 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 16, 2010.
99.10 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on February 15, 2011.
99.11 Revised semi-annual distribution report pursuant to the Trust Agreement for the distribution on August 15, 2011.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TILES Trust No. 2006-1
Date: August 31, 2011	By: Bank of America, National Association as successor by merger to LaSalle Bank National Association as Trustee
/s/ Jay R. Miller
Name: Jay R. Miller
Title: Vice President